Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 107,278	$ 40,307
Restricted cash	168,681	6,987
Accounts receivable	62,578	17,527
Accrued interest on promissory notes from Joint Venture		5,487
Materials and supplies	42,986	7,955
Deferred financing costs	15,124	12,056
Current portion of deferred mobilization costs	54,523
Prepaid expenses and other current assets	10,376	3,878
Total current assets	461,546	94,197
Property and equipment, net	3,436,010	1,893,425
Investment in Joint Venture		46,832
Notes receivable from Joint Venture		139,882
Restricted cash	208,287	54,695
Deferred financing costs	32,386	42,891
Other assets	46,060	27
Total assets	4,184,289	2,271,949
Liabilities and shareholders' equity:
Accounts payable	26,845	6,772
Accrued expenses	39,095	9,424
Current portion of long-term debt	218,750	50,000
Accrued interest payable	12,099	12,510
Derivative liabilities, current	20,466
Current portion of deferred revenue	28,829	1,009
Total current liabilities	346,084	79,715
Long-term debt, net of current maturities	1,456,250	400,000
Deferred revenue	73,110	11,946
Other long-term liabilities	34,772	5,081
Total long-term liabilities	1,564,132	417,027
Commitments and contingencies (Note 13)
Shareholders' equity:
Common shares, $0.01 and $0.001 par value, 5,000,000,000 and 2,000,000 shares authorized, 224,100,000 and 1,920,761 shares issued, 216,900,000 and 1,920,761 shares outstanding as of December 31, 2011 and 2010, respectively	2,169	2
Additional paid-in capital	2,344,226	1,697,608
Accumulated other comprehensive loss	(60,284)	(13,458)
(Accumulated deficit) retained earnings	(12,038)	91,055
Total shareholders' equity	2,274,073	1,775,207
Total liabilities and shareholders' equity	$ 4,184,289	$ 2,271,949